Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	2,194	$ 277,717
Northrop Grumman Corp.	101	49,214
Textron, Inc.	1,114	85,232
TransDigm Group, Inc.	165	223,301
		635,464
Air Freight & Logistics - 0.4%
FedEx Corp.	401	106,213
United Parcel Service, Inc., Class B	1,625	185,624
		291,837
Automobile Components - 0.0% (A)
Aptiv PLC (B)	518	32,334
Automobiles - 1.2%
Tesla, Inc. (B)	2,076	839,950
Banks - 2.3%
Bank of America Corp.	10,214	472,908
Citigroup, Inc.	2,035	165,710
Fifth Third Bancorp	3,978	176,265
Truist Financial Corp.	4,507	214,623
U.S. Bancorp	2,650	126,617
Wells Fargo & Co.	5,348	421,423
		1,577,546
Beverages - 1.0%
Coca-Cola Co.	3,724	236,400
Keurig Dr. Pepper, Inc.	3,560	114,276
PepsiCo, Inc.	2,486	374,615
		725,291
Biotechnology - 1.3%
AbbVie, Inc.	2,562	471,152
Biogen, Inc. (B)	290	41,740
Neurocrine Biosciences, Inc. (B)	247	37,500
Regeneron Pharmaceuticals, Inc. (B)	277	186,415
Sarepta Therapeutics, Inc. (B)	120	13,646
Vertex Pharmaceuticals, Inc. (B)	416	192,059
		942,512
Broadline Retail - 2.9%
Amazon.com, Inc. (B)	8,437	2,005,306
Building Products - 0.9%
Carrier Global Corp.	2,457	160,639
Masco Corp.	1,380	109,406
Trane Technologies PLC	942	341,711
		611,756
Capital Markets - 1.3%
Ameriprise Financial, Inc.	306	166,268
Charles Schwab Corp.	2,392	197,866
CME Group, Inc.	1,015	240,068
Goldman Sachs Group, Inc.	365	233,746
KKR & Co., Inc.	574	95,898
		933,846
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 0.9%
Dow, Inc.	3,119	$ 121,797
Linde PLC	730	325,668
LyondellBasell Industries NV, Class A	1,095	82,892
PPG Industries, Inc.	719	82,958
Sherwin-Williams Co.	108	38,681
		651,996
Communications Equipment - 0.2%
Arista Networks, Inc. (B)	817	94,143
Motorola Solutions, Inc.	136	63,818
		157,961
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	125	68,015
Consumer Finance - 0.3%
American Express Co.	445	141,265
Capital One Financial Corp.	305	62,132
		203,397
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.	217	212,634
Walmart, Inc.	156	15,313
		227,947
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	6,314	149,831
Electric Utilities - 1.2%
Entergy Corp.	343	27,811
NextEra Energy, Inc.	4,552	325,741
NRG Energy, Inc.	173	17,722
PG&E Corp.	9,663	151,226
Southern Co.	3,894	326,901
		849,401
Electrical Equipment - 0.2%
AMETEK, Inc.	139	25,654
Eaton Corp. PLC	423	138,084
		163,738
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	250	36,993
Energy Equipment & Services - 0.2%
Baker Hughes Co.	2,499	115,404
Entertainment - 0.3%
Walt Disney Co.	1,579	178,522
Warner Music Group Corp., Class A	1,271	40,418
		218,940
Financial Services - 3.6%
Berkshire Hathaway, Inc., Class B (B)	1,294	606,459
Block, Inc. (B)	887	80,557
Corpay, Inc. (B)	530	201,660
Fidelity National Information Services, Inc.	2,587	210,763
Mastercard, Inc., Class A	1,322	734,278
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Visa, Inc., Class A	1,970	$ 673,346
WEX, Inc. (B)	113	20,780
		2,527,843
Food Products - 0.4%
Mondelez International, Inc., Class A	4,525	262,405
Ground Transportation - 0.6%
CSX Corp.	5,285	173,718
Uber Technologies, Inc. (B)	3,124	208,839
Union Pacific Corp.	212	52,532
		435,089
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	654	83,666
Baxter International, Inc.	715	23,280
Boston Scientific Corp. (B)	2,367	242,286
Edwards Lifesciences Corp. (B)	1,190	86,216
Medtronic PLC	2,555	232,045
Stryker Corp.	779	304,815
		972,308
Health Care Providers & Services - 1.3%
Cigna Group	430	126,510
HCA Healthcare, Inc.	130	42,888
Humana, Inc.	234	68,616
McKesson Corp.	106	63,044
UnitedHealth Group, Inc.	1,086	589,144
		890,202
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	201	19,567
Ventas, Inc.	2,949	178,179
Welltower, Inc.	801	109,320
		307,066
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	40	189,503
Carnival Corp. (B)	2,503	69,258
Chipotle Mexican Grill, Inc. (B)	3,575	208,601
DoorDash, Inc., Class A (B)	270	50,984
Expedia Group, Inc. (B)	639	109,237
Hilton Worldwide Holdings, Inc.	739	189,236
McDonald's Corp.	1,278	368,959
Royal Caribbean Cruises Ltd.	354	94,376
Yum! Brands, Inc.	1,474	192,357
		1,472,511
Household Durables - 0.1%
Lennar Corp., Class A	397	52,102
Household Products - 0.2%
Church & Dwight Co., Inc.	1,174	123,880
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	276	46,376
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	1,320	295,310
	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.2%
Prologis, Inc.	1,371	$ 163,492
Insurance - 1.1%
Aon PLC, Class A	569	210,997
Arthur J Gallagher & Co.	660	199,201
Chubb Ltd.	132	35,888
Progressive Corp.	1,187	292,524
		738,610
Interactive Media & Services - 4.3%
Alphabet, Inc., Class A	4,777	974,603
Alphabet, Inc., Class C	3,026	622,146
Meta Platforms, Inc., Class A	2,046	1,410,062
		3,006,811
IT Services - 0.4%
Accenture PLC, Class A	197	75,835
Cognizant Technology Solutions Corp., Class A	2,661	219,825
		295,660
Life Sciences Tools & Services - 0.6%
Danaher Corp.	206	45,884
Thermo Fisher Scientific, Inc.	682	407,666
		453,550
Machinery - 1.1%
Caterpillar, Inc.	380	141,147
Deere & Co.	633	301,662
Ingersoll Rand, Inc.	885	83,013
Otis Worldwide Corp.	2,009	191,699
PACCAR, Inc.	634	70,298
		787,819
Media - 0.5%
Charter Communications, Inc., Class A (B)	308	106,411
Comcast Corp., Class A	6,000	201,960
Sirius XM Holdings, Inc. (C)	257	6,170
		314,541
Metals & Mining - 0.1%
Nucor Corp.	294	37,758
Multi-Utilities - 0.1%
Dominion Energy, Inc.	886	49,253
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	3,030	299,455
Diamondback Energy, Inc.	678	111,436
EOG Resources, Inc.	1,410	177,364
Exxon Mobil Corp.	5,497	587,244
		1,175,499
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,414	95,120
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	187	$ 15,601
Kenvue, Inc.	3,820	81,328
		96,929
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	4,691	276,534
Eli Lilly & Co.	552	447,716
Johnson & Johnson	1,751	266,415
Merck & Co., Inc.	657	64,925
		1,055,590
Professional Services - 0.2%
Leidos Holdings, Inc.	973	138,195
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	1,063	69,573
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (B)	1,157	134,154
Analog Devices, Inc.	1,384	293,256
Broadcom, Inc.	3,409	754,309
Lam Research Corp.	1,987	161,046
Marvell Technology, Inc.	274	30,924
Micron Technology, Inc.	1,793	163,593
NVIDIA Corp.	21,240	2,550,287
NXP Semiconductors NV	1,283	267,570
Texas Instruments, Inc.	1,599	295,191
		4,650,330
Software - 5.9%
Adobe, Inc. (B)	124	54,244
Cadence Design Systems, Inc. (B)	182	54,167
Fair Isaac Corp. (B)	20	37,471
Intuit, Inc.	217	130,528
Microsoft Corp.	6,773	2,811,201
Oracle Corp.	1,616	274,817
Salesforce, Inc.	1,254	428,492
ServiceNow, Inc. (B)	317	322,826
		4,113,746
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	802	131,416
Equinix, Inc.	30	27,410
Millrose Properties, Inc., Class A (B)(D)	203	2,245
SBA Communications Corp.	564	111,424
		272,495
Specialty Retail - 1.6%
AutoZone, Inc. (B)	82	274,717
Best Buy Co., Inc.	873	74,956
Burlington Stores, Inc. (B)	390	110,733
Lowe's Cos., Inc.	1,593	414,244
Ross Stores, Inc.	1,518	228,550
		1,103,200
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	11,601	2,737,836
Hewlett Packard Enterprise Co.	3,409	72,237
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	1,796	$ 173,063
Western Digital Corp. (B)	603	39,273
		3,022,409
Tobacco - 0.3%
Altria Group, Inc.	1,353	70,667
Philip Morris International, Inc.	997	129,810
		200,477
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	54	40,935
Total Common Stocks (Cost $21,628,335)		40,706,549

	Principal	Value
CORPORATE DEBT SECURITIES - 14.9%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 50,000	37,351
6.53%, 05/01/2034	62,000	65,443
6.86%, 05/01/2054	43,000	46,122
General Electric Co.
4.13%, 10/09/2042	26,000	21,385
4.50%, 03/11/2044	43,000	37,247
HEICO Corp.
5.35%, 08/01/2033	60,000	59,739
		267,287
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	30,000	26,049
ZF North America Capital, Inc.
6.88%, 04/23/2032 (E)	151,000	145,557
		171,606
Automobiles - 0.5%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (E)	35,000	34,307
Ford Motor Co.
4.35%, 12/08/2026	34,000	33,505
General Motors Co.
6.25%, 10/02/2043	8,000	7,850
General Motors Financial Co., Inc.
5.00%, 04/09/2027	38,000	38,053
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (E)	50,000	51,553
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	200,000	181,287
		346,555
Banks - 3.0%
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (F), 01/24/2036	58,000	58,230
Fixed until 09/15/2028, 5.82% (F), 09/15/2029	190,000	195,063
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (F), 07/21/2039	$ 18,000	$ 17,999
Barclays PLC
Fixed until 11/02/2025, 7.33% (F), 11/02/2026	203,000	206,454
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (F), 01/13/2031 (C)	44,000	44,200
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (F), 06/11/2035	24,000	23,873
Fixed until 05/25/2033, 6.17% (F), 05/25/2034	28,000	28,507
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (F), 10/21/2032	82,000	69,681
Fixed until 01/28/2055, 5.73% (F), 01/28/2056	47,000	46,719
ING Groep NV
Fixed until 09/11/2033, 6.11% (F), 09/11/2034	200,000	207,105
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (F), 04/22/2027	58,000	55,837
Fixed until 01/23/2029, 5.01% (F), 01/23/2030	185,000	185,162
Fixed until 01/23/2034, 5.34% (F), 01/23/2035	29,000	28,909
Fixed until 04/22/2034, 5.77% (F), 04/22/2035	34,000	34,845
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (F), 03/13/2032	23,000	23,646
Fixed until 10/30/2028, 7.41% (F), 10/30/2029	23,000	24,688
Morgan Stanley
Fixed until 01/16/2029, 5.17% (F), 01/16/2030	146,000	146,488
Fixed until 07/19/2034, 5.32% (F), 07/19/2035	69,000	68,101
Fixed until 01/18/2035, 5.59% (F), 01/18/2036	55,000	55,284
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (F), 01/22/2035	8,000	8,118
Fixed until 08/18/2033, 5.94% (F), 08/18/2034	55,000	56,687
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (F), 01/26/2034	103,000	100,169
Fixed until 10/30/2028, 7.16% (F), 10/30/2029	22,000	23,524
UBS Group AG
Fixed until 08/12/2032, 6.54% (F), 08/12/2033 (E)	262,000	278,411
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (F), 01/24/2031	$ 61,000	$ 61,239
Fixed until 07/25/2033, 5.56% (F), 07/25/2034	62,000	62,121
		2,111,060
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	37,000	31,011
Constellation Brands, Inc.
3.15%, 08/01/2029	34,000	31,365
3.70%, 12/06/2026	9,000	8,839
		71,215
Biotechnology - 0.3%
Amgen, Inc.
2.80%, 08/15/2041	27,000	18,910
5.60%, 03/02/2043	40,000	39,182
CSL Finance PLC
4.63%, 04/27/2042 (E)	26,000	22,882
Gilead Sciences, Inc.
5.10%, 06/15/2035	47,000	46,225
Royalty Pharma PLC
2.20%, 09/02/2030	70,000	59,708
		186,907
Building Products - 0.1%
Owens Corning
4.30%, 07/15/2047	54,000	43,365
Vulcan Materials Co.
5.35%, 12/01/2034	37,000	36,795
		80,160
Chemicals - 0.1%
Nutrien Ltd.
4.90%, 03/27/2028	40,000	40,072
Commercial Services & Supplies - 0.8%
ADT Security Corp.
4.13%, 08/01/2029 (E)	79,000	74,094
Ashtead Capital, Inc.
5.80%, 04/15/2034 (E)	200,000	200,476
Element Fleet Management Corp.
6.32%, 12/04/2028 (E)	68,000	71,056
Equifax, Inc.
5.10%, 12/15/2027	43,000	43,283
GXO Logistics, Inc.
2.65%, 07/15/2031	84,000	71,630
6.50%, 05/06/2034	27,000	27,574
Quanta Services, Inc.
2.90%, 10/01/2030	31,000	27,552
5.25%, 08/09/2034	19,000	18,525
Veralto Corp.
5.45%, 09/18/2033	38,000	38,183
		572,373
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.4%
T-Mobile USA, Inc.
3.88%, 04/15/2030	$ 74,000	$ 69,869
5.15%, 04/15/2034	71,000	69,876
Verizon Communications, Inc.
1.68%, 10/30/2030	96,000	79,870
2.99%, 10/30/2056	58,000	34,445
		254,060
Construction & Engineering - 0.3%
D.R. Horton, Inc.
5.00%, 10/15/2034	41,000	39,638
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (E)	200,000	199,740
		239,378
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	40,000	32,609
Lowe's Cos., Inc.
3.75%, 04/01/2032	60,000	54,949
		87,558
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	35,000	33,208
Distributors - 0.0% (A)
LKQ Corp.
6.25%, 06/15/2033 (C)	26,000	26,697
Diversified REITs - 0.4%
Safehold GL Holdings LLC
6.10%, 04/01/2034	50,000	51,023
SBA Tower Trust
1.88%, 07/15/2050 (E)	56,000	54,380
VICI Properties LP
4.95%, 02/15/2030	65,000	63,902
Weyerhaeuser Co.
4.00%, 04/15/2030	57,000	54,128
WP Carey, Inc.
5.38%, 06/30/2034	39,000	38,509
		261,942
Electric Utilities - 0.8%
Appalachian Power Co.
3.40%, 06/01/2025	36,000	35,829
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (E)	200,000	196,520
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	19,000	19,245
CMS Energy Corp.
4.88%, 03/01/2044	14,000	12,328
DTE Electric Co.
4.30%, 07/01/2044	55,000	46,106
Duke Energy Corp.
3.75%, 09/01/2046	76,000	55,878
Duke Energy Progress LLC
3.60%, 09/15/2047	35,000	25,327
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 02/01/2033 (E)	$ 14,000	$ 13,679
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	11,000	10,584
Pacific Gas & Electric Co.
2.50%, 02/01/2031	50,000	41,962
Public Service Electric & Gas Co.
3.00%, 05/15/2025	27,000	26,871
Vistra Operations Co. LLC
6.88%, 04/15/2032 (E)	42,000	43,251
		527,580
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
5.25%, 04/05/2034	47,000	46,981
Arrow Electronics, Inc.
2.95%, 02/15/2032	47,000	39,873
5.88%, 04/10/2034	23,000	23,005
Keysight Technologies, Inc.
4.60%, 04/06/2027	34,000	33,860
4.95%, 10/15/2034	20,000	19,182
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	46,304
Trimble, Inc.
6.10%, 03/15/2033	38,000	39,543
		248,748
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	73,000	71,029
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	150,000	149,336
American Express Co.
Fixed until 04/25/2029, 5.53% (F), 04/25/2030	57,000	58,120
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	27,000	26,247
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (E)	26,000	26,117
5.75%, 11/15/2029 (E)	69,000	69,734
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (F), 01/30/2036	15,000	15,052
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (F), 05/19/2034	78,000	80,357
Citadel LP
6.00%, 01/23/2030 (E)	15,000	15,142
LPL Holdings, Inc.
5.70%, 05/20/2027	23,000	23,320
		463,425
Food Products - 0.7%
BAT Capital Corp.
6.00%, 02/20/2034	57,000	58,540
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	$ 53,000	$ 50,149
Cargill, Inc.
5.13%, 10/11/2032 (E)	27,000	26,894
J M Smucker Co.
6.50%, 11/15/2043	22,000	23,319
Kroger Co.
5.00%, 09/15/2034	29,000	28,096
Philip Morris International, Inc.
4.90%, 11/01/2034	55,000	52,974
5.63%, 11/17/2029	42,000	43,278
Viterra Finance BV
4.90%, 04/21/2027 (E)(G)	200,000	198,218
		481,468
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	100,000	103,658
Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030	47,000	42,130
Cigna Group
2.40%, 03/15/2030	30,000	26,389
5.25%, 02/15/2034	53,000	52,061
Elevance Health, Inc.
2.25%, 05/15/2030	33,000	28,792
HCA, Inc.
5.60%, 04/01/2034	51,000	50,513
6.00%, 04/01/2054	52,000	50,204
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (E)	18,000	17,563
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	28,000	25,483
4.80%, 10/01/2034	52,000	49,244
UnitedHealth Group, Inc.
5.20%, 04/15/2063	41,000	36,529
		378,908
Hotel & Resort REITs - 0.0% (A)
Host Hotels & Resorts LP
5.70%, 07/01/2034	17,000	16,845
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.
6.13%, 02/15/2033 (D)(E)	15,000	15,058
Hyatt Hotels Corp.
5.25%, 06/30/2029	37,000	37,120
MGM Resorts International
6.13%, 09/15/2029	69,000	69,068
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	39,000	31,363
		152,609
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.5%
Allstate Corp.
5.05%, 06/24/2029	$ 78,000	$ 78,400
5.25%, 03/30/2033	32,000	31,820
Aon North America, Inc.
5.75%, 03/01/2054	42,000	41,187
Corebridge Financial, Inc.
5.75%, 01/15/2034	37,000	37,618
Lincoln Financial Global Funding
5.30%, 01/13/2030 (E)	33,000	33,269
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (F), 10/01/2050	51,000	45,445
RGA Global Funding
5.05%, 12/06/2031 (E)	71,000	69,759
		337,498
Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	4,000	3,539
Meta Platforms, Inc.
4.80%, 05/15/2030	57,000	57,463
Uber Technologies, Inc.
4.80%, 09/15/2034	22,000	21,073
		82,075
IT Services - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	13,775
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	45,000	42,531
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	37,000	36,039
		92,345
Machinery - 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	60,000	54,227
5.75%, 01/15/2035	14,000	13,982
Ingersoll Rand, Inc.
5.45%, 06/15/2034	35,000	35,114
Regal Rexnord Corp.
6.40%, 04/15/2033	34,000	35,243
		138,566
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	33,199
Comcast Corp.
2.94%, 11/01/2056	9,000	5,211
NBCUniversal Media LLC
4.45%, 01/15/2043	50,000	42,397
		80,807
Metals & Mining - 0.2%
ArcelorMittal SA
6.55%, 11/29/2027	71,000	73,736
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (E)	$ 57,000	$ 48,216
		121,952
Mortgage Real Estate Investment Trusts - 0.0% (A)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (E)	31,000	30,556
Office REITs - 0.0% (A)
COPT Defense Properties LP
2.00%, 01/15/2029	5,000	4,437
2.25%, 03/15/2026	19,000	18,441
		22,878
Oil, Gas & Consumable Fuels - 1.4%
Boardwalk Pipelines LP
3.40%, 02/15/2031	47,000	41,996
Chevron USA, Inc.
3.25%, 10/15/2029	26,000	24,488
Diamondback Energy, Inc.
5.40%, 04/18/2034	62,000	61,017
Ecopetrol SA
7.75%, 02/01/2032	91,000	89,466
Enbridge, Inc.
5.63%, 04/05/2034	70,000	70,130
Energy Transfer LP
5.15%, 03/15/2045	42,000	36,955
5.55%, 02/15/2028	23,000	23,400
5.95%, 10/01/2043	15,000	14,537
Enterprise Products Operating LLC
4.25%, 02/15/2048	91,000	72,878
EQM Midstream Partners LP
6.38%, 04/01/2029 (E)	23,000	23,402
Hess Midstream Operations LP
6.50%, 06/01/2029 (E)	38,000	38,772
Occidental Petroleum Corp.
5.20%, 08/01/2029	25,000	24,872
5.55%, 03/15/2026	73,000	73,326
ONEOK, Inc.
6.10%, 11/15/2032	77,000	79,668
Ovintiv, Inc.
6.25%, 07/15/2033	37,000	37,898
Petroleos Mexicanos
6.84%, 01/23/2030	58,000	52,601
7.69%, 01/23/2050	17,000	12,746
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	52,000	48,496
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	23,000	22,501
Shell Finance U.S., Inc.
3.75%, 09/12/2046	16,000	12,073
Shell International Finance BV
2.50%, 09/12/2026	56,000	54,324
Western Midstream Operating LP
6.15%, 04/01/2033	55,000	56,118
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 15,000	$ 14,078
		985,742
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	21,518	20,353
United Airlines Pass-Through Trust
3.75%, 03/03/2028	23,958	23,501
		43,854
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	61,000	61,500
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	18,000	17,368
Cardinal Health, Inc.
5.45%, 02/15/2034	42,000	41,918
CVS Health Corp.
5.25%, 01/30/2031	17,000	16,792
6.00%, 06/01/2044	42,000	40,272
Fixed until 12/10/2029, 7.00% (F), 03/10/2055	82,000	82,516
Merck & Co., Inc.
5.00%, 05/17/2053	48,000	43,873
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	42,000	39,646
Viatris, Inc.
2.30%, 06/22/2027	26,000	24,436
		306,821
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	62,000	61,604
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (C)	63,000	58,701
Broadcom, Inc.
3.14%, 11/15/2035 (E)	48,000	38,952
Foundry JV Holdco LLC
5.88%, 01/25/2034 (E)	200,000	198,427
KLA Corp.
3.30%, 03/01/2050	44,000	30,386
Microchip Technology, Inc.
5.05%, 03/15/2029	46,000	45,866
Micron Technology, Inc.
5.30%, 01/15/2031	48,000	47,960
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	25,238
3.40%, 05/01/2030	18,000	16,597
QUALCOMM, Inc.
3.25%, 05/20/2050	35,000	23,857
		485,984
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.5%
AppLovin Corp.
5.50%, 12/01/2034	$ 57,000	$ 56,674
Cadence Design Systems, Inc.
4.70%, 09/10/2034	28,000	26,829
Fiserv, Inc.
5.45%, 03/02/2028	39,000	39,631
Infor, Inc.
1.75%, 07/15/2025 (E)	37,000	36,454
Intuit, Inc.
5.50%, 09/15/2053	18,000	17,621
Oracle Corp.
3.65%, 03/25/2041	32,000	24,719
4.70%, 09/27/2034	17,000	16,033
6.90%, 11/09/2052	50,000	55,407
Roper Technologies, Inc.
4.90%, 10/15/2034	41,000	39,437
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	62,000	61,853
		374,658
Transportation Infrastructure - 0.0% (A)
United Parcel Service, Inc.
5.15%, 05/22/2034	30,000	29,833
		29,833
Total Corporate Debt Securities (Cost $10,736,939)		10,451,021
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.9%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	281,355	278,327
1-Year RFUCC Treasury + 1.90%,
6.40% (F), 02/01/2041	332	337
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	206,997
3.01%, 07/25/2025	184,540	183,149
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	15,848	15,540
4.00%, 10/01/2025	353	351
4.00%, 07/01/2026	1,070	1,063
4.50%, 02/01/2025	1	1
4.50%, 08/01/2052	179,143	168,888
5.00%, 04/01/2039 - 02/01/2054	870,603	843,463
5.50%, 09/01/2036 - 03/01/2053	257,267	256,432
6.00%, 05/01/2038 - 06/01/2054	274,098	277,914
6.50%, 05/01/2040	12,162	12,575
1-Year RFUCC Treasury + 1.75%,
6.25% (F), 03/01/2041	357	364
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (F), 02/16/2053	57,938	868
Tennessee Valley Authority
4.38%, 08/01/2034	76,000	73,757
5.88%, 04/01/2036	79,000	85,612
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2040 - 02/01/2055 (D)	$ 763,000	$ 628,827
2.50%, 02/01/2040 - 02/01/2055 (D)	1,511,000	1,238,693
3.00%, 02/01/2040 - 02/01/2055 (D)	1,103,000	943,097
3.50%, 02/01/2040 - 02/01/2055 (D)	926,000	828,375
4.00%, 02/01/2055 (D)	575,000	525,509
4.50%, 02/01/2055 (D)	545,000	512,751
5.50%, 02/01/2055 (D)	328,000	323,766
6.00%, 02/01/2055 (D)	192,000	193,229
Total U.S. Government Agency Obligations (Cost $7,686,745)		7,599,885
U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury - 8.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	294,000	139,305
1.88%, 02/15/2051 - 11/15/2051	195,000	107,836
2.25%, 08/15/2046 - 02/15/2052	215,000	134,155
2.38%, 02/15/2042	31,000	22,137
2.50%, 02/15/2045 - 05/15/2046	389,000	267,355
2.75%, 08/15/2047 - 11/15/2047	323,000	227,267
2.88%, 08/15/2045	166,000	122,697
3.00%, 08/15/2048 - 08/15/2052	274,700	199,608
3.13%, 05/15/2048	189,000	141,824
3.63%, 02/15/2044 - 05/15/2053	188,600	155,546
3.88%, 02/15/2043	66,000	58,338
4.00%, 11/15/2052	115,000	99,951
4.13%, 08/15/2053	63,000	56,023
4.25%, 05/15/2039 - 08/15/2054	335,000	314,780
4.50%, 11/15/2054	213,000	202,516
4.63%, 05/15/2044 - 05/15/2054	266,000	257,847
4.75%, 11/15/2043 - 11/15/2053	247,000	243,826
U.S. Treasury Notes
1.25%, 08/15/2031	185,000	151,584
1.38%, 11/15/2031	101,000	82,828
1.50%, 08/15/2026 - 01/31/2027	434,000	414,048
1.63%, 02/15/2026 - 05/15/2031	250,900	225,359
2.25%, 11/15/2027	136,300	129,134
2.75%, 02/15/2028	134,000	128,169
2.88%, 05/15/2028	130,000	124,353
3.13%, 11/15/2028	220,500	211,241
3.63%, 05/31/2028	259,000	253,587
3.75%, 12/31/2030	228,000	219,967
3.88%, 08/15/2034	78,000	73,881
4.00%, 01/15/2027	308,000	306,580
4.13%, 07/31/2028 - 07/31/2031	468,000	461,177
4.25%, 11/15/2034	89,000	86,789
4.38%, 08/31/2028 - 11/30/2028	435,000	435,664
4.50%, 05/31/2029	135,000	135,749
		6,191,121
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	108,431	108,582
2.50%, 01/15/2029	215,574	221,165
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 215,345	$ 196,269
		526,016
Total U.S. Government Obligations (Cost $7,258,099)		6,717,137
MORTGAGE-BACKED SECURITIES - 2.7%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	136,617	49,582
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (F), 01/25/2070 (E)	95,000	95,148
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (E)	27,665	26,628
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (F), 03/25/2064 (E)	120,183	120,922
Series 2025-NQM1, Class A1, 5.60% (F), 12/25/2064 (E)	150,000	150,258
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (F), 09/25/2064 (E)	12,285	11,995
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (F), 04/25/2069 (E)	82,587	83,029
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (E)	180,000	179,100
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (F), 01/25/2060 (E)	117,233	97,570
Series 2021-RPL6, Class A1, 2.00% (F), 10/25/2060 (E)	98,471	87,785
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.08% (F), 03/18/2035	7,007	6,087
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (F), 01/13/2040 (E)	100,000	100,957
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 5.23% (F), 10/25/2034	4,969	4,922
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.45% (F), 08/25/2037	72,277	50,468
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 5.07% (F), 10/25/2028	2,989	2,818
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (F), 12/25/2052 (E)	19,620	18,371
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (F), 01/25/2054 (E)	9,654	9,205
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2014-2A, Class A3, 3.75% (F), 05/25/2054 (E)	$ 25,233	$ 23,806
Series 2014-3A, Class AFX3, 3.75% (F), 11/25/2054 (E)	18,230	17,238
Series 2016-3A, Class A1B, 3.25% (F), 09/25/2056 (E)	16,007	14,810
Series 2017-1A, Class A1, 4.00% (F), 02/25/2057 (E)	31,891	30,361
Series 2017-3A, Class A1, 4.00% (F), 04/25/2057 (E)	54,792	52,289
Series 2017-4A, Class A1, 4.00% (F), 05/25/2057 (E)	19,299	18,305
Series 2018-RPL1, Class A1, 3.50% (F), 12/25/2057 (E)	21,439	20,585
Series 2019-4A, Class A1B, 3.50% (F), 12/25/2058 (E)	70,540	65,884
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (F), 03/25/2063 (E)	64,819	65,069
Series 2024-NQM4, Class A1, 6.07% (F), 01/25/2064 (E)	81,193	81,600
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.11% (F), 01/19/2034	22,240	20,948
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (F), 07/25/2057 (E)	889	884
Series 2017-6, Class A1, 2.75% (F), 10/25/2057 (E)	12,509	12,217
Series 2018-1, Class A1, 3.00% (F), 01/25/2058 (E)	15,340	15,091
Series 2018-4, Class A1, 3.00% (F), 06/25/2058 (E)	104,726	97,416
Series 2020-4, Class A1, 1.75%, 10/25/2060 (E)	91,367	81,921
Series 2021-1, Class A1, 2.25% (F), 11/25/2061 (E)	110,047	101,308
Series 2022-1, Class A1, 3.75% (F), 07/25/2062 (E)	72,947	68,418
Total Mortgage-Backed Securities (Cost $2,028,589)		1,882,995
ASSET-BACKED SECURITIES - 2.0%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (E)	24,179	22,127
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (E)	100,000	102,246
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (E)	66,276	66,863
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	55,000	53,027
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.55% (F), 10/18/2030 (E)	$ 211,465	$ 212,059
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	96,664
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (E)	68,182	52,469
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (E)	100,000	101,550
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (E)	34,049	34,429
Series 2024-2A, Class A, 5.50%, 03/25/2038 (E)	77,697	78,357
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (E)	79,685	80,393
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (E)	93,218	83,987
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (E)	53,578	53,242
Series 2024-1A, Class A, 5.32%, 02/20/2043 (E)	79,660	80,069
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (E)	100,000	100,337
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (E)	27,325	26,524
Series 2023-1A, Class A, 5.20%, 01/20/2040 (E)	39,462	39,322
Series 2023-2A, Class A, 5.80%, 04/20/2040 (E)	44,621	45,158
Series 2023-3A, Class A, 6.10%, 09/20/2040 (E)	52,245	53,133
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (E)	6,711	6,714
Total Asset-Backed Securities (Cost $1,405,970)		1,388,670
FOREIGN GOVERNMENT OBLIGATION - 0.2%
Mexico - 0.2%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	111,056
Total Foreign Government Obligation (Cost $115,834)		111,056
	Principal	Value
COMMERCIAL PAPER - 6.8%
Banks - 2.9%
Australia & New Zealand Banking Group Ltd.
4.93% (H), 02/28/2025 (E)	$ 500,000	$ 498,316
Cooperatieve Rabobank UA
4.90% (H), 03/03/2025	465,000	463,256
HSBC USA, Inc.
5.49% (H), 02/07/2025 (E)	113,000	112,904
Macquarie Bank Ltd.
5.03% (H), 02/11/2025 (E)	450,000	449,398
Svenska Handelsbanken AB
4.94% (H), 03/03/2025 (E)	500,000	498,117
		2,021,991
Financial Services - 3.9%
Bedford Row Funding Corp.
4.69% (H), 03/03/2025 (E)	450,000	448,310
CRC Funding LLC
4.68% (H), 05/16/2025 (E)	450,000	444,238
Glencove Funding LLC
4.70% (H), 04/11/2025 (E)	475,000	470,957
LMA-Americas LLC
4.70% (H), 04/03/2025 (E)	450,000	446,606
Manhattan Asset Funding Co. LLC
4.98% (H), 02/28/2025 (E)	450,000	448,471
Versailles Commercial Paper LLC
4.67% (H), 06/06/2025	475,000	467,649
		2,726,231
Total Commercial Paper (Cost $4,747,487)		4,748,222
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bills
4.29% (H), 03/20/2025	94,700	94,200
4.33% (H), 03/20/2025	188,300	187,305
4.50% (H), 02/27/2025	272,000	271,231
Total Short-Term U.S. Government Obligations (Cost $552,574)		552,736

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (H)	139,324	139,324
Total Other Investment Company (Cost $139,324)		139,324
Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp.,
1.80% (H), dated 01/31/2025, to be
repurchased at $743,901 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 11/30/2026, and
with a value of $758,859.
$ 743,789	$ 743,789
Total Repurchase Agreement (Cost $743,789)	743,789
Total Investments (Cost $57,043,685)	75,041,384
Net Other Assets (Liabilities) - (7.4)%	(5,140,091)
Net Assets - 100.0%	$ 69,901,293
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	03/21/2025	$300,715	$303,363	$2,648	$—
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$40,704,304	$2,245	$—	$40,706,549
Corporate Debt Securities	—	10,451,021	—	10,451,021
U.S. Government Agency Obligations	—	7,599,885	—	7,599,885
U.S. Government Obligations	—	6,717,137	—	6,717,137
Mortgage-Backed Securities	—	1,882,995	—	1,882,995
Asset-Backed Securities	—	1,388,670	—	1,388,670
Foreign Government Obligation	—	111,056	—	111,056
Commercial Paper	—	4,748,222	—	4,748,222
Short-Term U.S. Government Obligations	—	552,736	—	552,736
Other Investment Company	139,324	—	—	139,324
Repurchase Agreement	—	743,789	—	743,789
Total Investments	$40,843,628	$34,197,756	$—	$75,041,384
Other Financial Instruments
Futures Contracts (J)	$2,648	$—	$—	$2,648
Total Other Financial Instruments	$2,648	$—	$—	$2,648
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $136,498, collateralized by cash collateral of $139,324. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $9,434,381, representing 13.5% of the
Fund's net assets.

Transamerica Funds

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Viterra Finance BV 4.90%, 04/21/2027	01/30/2023	$192,348	$198,218	0.3%

(H)	Rate disclosed reflects the yield at January 31, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Balanced II (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail
Transamerica Funds

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds